Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share
Profit attributable to equity holders of SAP SE		€ 3,124	€ 3,634	€ 3,277
Profit attributable to equity holders of SAP SE1	[1]	€ 3,124	€ 6,139	€ 2,284
Issued ordinary shares		1,229	1,229	1,229
Effect of treasury shares		(62)	(61)	(58)
Weighted average shares outstanding, basic		1,166	1,167	1,170
Dilutive effect of share-based payments		13	12	5
Weighted average shares outstanding, diluted		1,180	1,180	1,175
Earnings per share, basic, attributable to equity holders of SAP SE from continuing operations (in Euro per share)		€ 2.68	€ 3.11	€ 2.8
Earnings per share, basic, attributable to equity holders of SAP SE (in Euro per share)	[1]	2.68	5.26	1.95
Earnings per share, diluted, attributable to equity holders of SAP SE from continuing operations(in Euro per share)		2.65	3.08	2.79
Earnings per share, diluted, attributable to equity holders of SAP SE (in Euro per share)	[1]	€ 2.65	€ 5.2	€ 1.94

[1]	From continuing and discontinued operations